QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 12/31

Date of reporting period: 03/31/2015

ITEM 1. SCHEDULE OF INVESTMENTS for European Equity Fund

EUROPEAN EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2015
(unaudited)

Number of		% of
Shares	Security Description	Net Assets	Fair Value

	COMMON STOCK	99.70%

	BELGIUM	2.38%
3,490	Anheuser-Busch Inbev Strip VVPR		$414,494

	DENMARK	6.07%
2,750	Coloplast		208,049
11,945	Novo Nordisk		637,744
4,600	Novozymes A/S Ser B		210,128

			1,055,921

	FRANCE	16.17%
5,053	Air Liquide Ord		650,327
19,666	Bureau Veritas SA		422,332
4,749	Essilor International		544,878
817	Hermes Inteernational SA		288,238
10,700	L’oreal Ord		393,225
11,200	Pernod Ricard Ord		264,040
9,200	Unibail-Rodamco SE*		248,308

			2,811,348

	GERMANY	5.72%
1,660	Bayer Ag-Sponsored ADR		249,440
8,200	Fresenius Medical Care AG & co.		339,890
2,378	Heidelbergcement AG		188,561
5,134	Wirecard AG		217,088

			994,979

	GREAT BRITAIN	26.54%
38,035	Barratt Developments		298,568
11,930	British American Tobacco		1,237,976
4,550	Diageo PLC		503,094
21,655	Dominos Pizza Group Plc		249,433
11,102	Persimmon		274,225
3,596	Rangold Resources LTD ADR		249,095
57,100	Reckitt Benckiser Group		976,981
11,300	Sabmiller PLC		593,872
42,087	William Hill PLC		231,856
			4,615,100

	IRELAND	2.31%
4,695	Paddy Power PLC		402,044

	NETHERLANDS	4.77%
697	Core Laboratories NV		72,830
18,100	Unilever NV Certificates		755,856

			828,686

	RUSSIA	0.00%
1	Joint Stock company Open GDR		1

EUROPEAN EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2015
(unaudited)

Number of		% of
Shares	Security Description	Net Assets	Fair Value

	SOUTH AFRICA	1.73%
1,950	Naspers LTD-N SHS		301,129

	SPAIN	2.51%
10,173	Grifols SA		436,936

	SWEDEN	1.01%
7,800	Svenska Handelsbanken-A		175,929

	SWITZERLAND	23.78%
45	Chocoladefabriken Lindt & Sprungli AG		241,535
8485	CIE Financiere Richemon		683,795
3,643	DKSH Holding Ltd		297,709
572	Geberit AG REG		214,883
12,200	Nestle SA Cham ET Vevey		917,691
10,412	Reinet Investments SCA		206,934
27,600	Roche Holding AG-GENUSSC		948,888
18,700	SGS SA Reg D		355,487
75	Sika AG-BR		268,552

			4,135,474

	UNITED STATES	6.69%
9,337	Philip Morris International		703,356
395	Priceline Group Inc.		459,839

			1,163,195

	NET INVESTMENTS IN SECURITIES	99.70%	17,335,236
	Other assets, net of liabilities	0.30%	52,877

	NET ASSETS	100.00%	$17,388,113

ADR- Security represented is held by the custodian bank in the form of American Depository Receipts.
GDR- Security represented is held by the custodian bank in the form of Global Depository Receipts.

Security Valuation

The Fund’s securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) or included in the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Trustees of the Fund. Depositary Receipts (“ADR” and “GDR”) will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. ADRs and GDRs for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Portfolio securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. The Fund may use fair value pricing more often due to the Fund’s global focus.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not be the values that the fund ultimately realizes from the disposal of such securities and may vary significantly from the fair values presented.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015:

	Level 1	Level 2	Level 3

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total

Common Stocks
Belgium	$414,494	$0	$0	$414,494
Denmark	1,055,921	-	-	1,055,921
France	2,811,348	-	-	2,811,348
Germany	994,979	-	-	994,979
Great Britain	4,615,100	-	-	4,615,100
Ireland	402,044	-	-	402,044
Netherlands	828,686	-	-	828,686
Russia	1	-	-	1
South Africa	301,129			301,129
Spain	436,936	-	-	436,936
Sweden	175,929	-	-	175,929
Switzerland	4,135,474	-	-	4,135,474
United States	1,163,195	-	-	1,163,195

Total Common Stocks	$17,335,236	$0	$0	$17,335,236

There were no transfers to or from Level 3 during the quarter. There were no transfers of securities between Levels 1 and 2 during the quarter.

At March 31, 2015, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $21,304,717 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized apprection	$865,773
Gross unrealized depreciation	(4,835,254)

Net unrealized appreciation (depreciation)	($3,969,481)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.   Description of Exhibit

99.1   Certification of Principal Executive Officer

99.2   Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust
By: /s/ John Pasco, III
John Pasco, III Principal Executive Officer
Date: May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer
Date: May 22, 2015

By: /s/ Karen Shupe
Karen Shupe
Principal Financial Officer
Date: May 22, 2015